CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net (loss) income	$ (956,464)	$ (1,454,614)	$ 394,228
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	579,847	618,530	651,205
Amortization of deferred financing costs and original issue premiums	16,276	17,646	20,324
Interest accretion on finance lease liabilities	17,218	30,952	1,942
Net loss (gain) on disposal of property and equipment	807	987	(169)
Impairment loss recognized on property and equipment	3,643	8,127	9,590
Impairment loss recognized on goodwill	0	13,867	0
Write-off of other assets	0	0	7,556
Provision for credit losses	6,450	133,597	33,176
Provision for input value-added tax	3,023	5,786	3,733
Loss on extinguishment of debt	28,817	19,952	6,333
Costs associated with debt modification	0	310	579
Share-based compensation	67,957	54,392	31,797
Net losses recognized on investment securities	0	165,440	41,737
Changes in operating assets and liabilities:
Accounts receivable	67,571	27,503	(77,627)
Inventories, prepaid expenses and other	16,134	(2,187)	(593)
Long-term prepayments, deposits and other	61,952	(29,606)	49,726
Accounts payable, accrued expenses and other	(178,853)	(470,570)	(341,756)
Other long-term liabilities	(3,152)	(1,075)	4,381
Net cash (used in) provided by operating activities	(268,774)	(860,963)	836,162
Cash flows from investing activities:
Payments for capitalized construction costs	(532,660)	(227,672)	(109,851)
Placement of bank deposits with original maturities over three months	(298,666)	(150,000)	(60,152)
Acquisition of property and equipment	(139,155)	(208,860)	(337,560)
Payments for intangible and other assets	(7,579)	(27,335)	(2,505)
Proceeds from sale of property and equipment	4,843	554	1,283
Withdrawals of bank deposits with original maturities over three months	298,666	150,000	60,152
Proceeds from sale of investment securities	0	410,001	49,669
Payments for investment securities	0	0	(617,848)
Acquisition of a subsidiary	0	0	(15,037)
Net cash used in investing activities	(674,551)	(53,312)	(1,031,849)
Cash flows from financing activities:
Principal payments on long-term debt	(502,831)	(1,454,837)	(2,592,631)
Repurchase of shares	(52,026)	(44,977)	0
Payments of deferred financing costs	(37,396)	(84,057)	(28,825)
Purchase of shares of a subsidiary	(8,518)	0	0
Net (payments for) proceeds from issuance of shares of subsidiaries	(445)	218,441	83,233
Principal payments on finance lease liabilities	(152)	(73)	0
Proceeds from exercise of share options	7,101	1,061	2,700
Proceeds from long-term debt	1,416,012	2,707,165	2,933,632
Dividends paid	0	(79,116)	(300,995)
Net cash provided by financing activities	821,745	1,263,607	97,114
Effect of exchange rate on cash, cash equivalents and restricted cash	19,359	(26,064)	10,486
(Decrease) increase in cash, cash equivalents and restricted cash, including those classified within assets held for sale	(102,221)	323,268	(88,087)
Cash, cash equivalents and restricted cash at beginning of year	1,755,770	1,432,502	1,520,589
Cash, cash equivalents and restricted cash at end of year, including those classified within assets held for sale	1,653,549	1,755,770	1,432,502
Less: cash and cash equivalents classified within assets held for sale	(234)	0	0
Cash, cash equivalents and restricted cash at end of year	1,653,315	1,755,770	1,432,502
Supplemental cash flow disclosures:
Cash paid for interest, net of amounts capitalized	(310,319)	(251,438)	(253,312)
Cash paid for income taxes, net of refunds	(4,524)	(5,364)	(3,889)
Cash paid for amounts included in the measurement of lease liabilities—operating cash flows from operating leases	(23,398)	(22,362)	(40,542)
Change in operating lease liabilities arising from obtaining operating lease right-of-use assets and lease modification or other reassessment events	8,849	3,549	27,693
Change in accrued expenses and other current liabilities and other long-term liabilities related to acquisition of property and equipment	29,251	34,241	56,623
Change in input value-added tax related to acquisition of property and equipment	8,276	0	8,648
Change in accrued expenses and other current liabilities and other long-term liabilities related to construction costs	145,284	66,960	43,236
Change in accrued expenses and other current liabilities related to acquisition of intangible assets	0	6,356	0
Deferred financing costs included in accrued expenses and other current liabilities	211	1,356	4,204
Change in accrued expenses and other current liabilities related to dividends declared to noncontrolling interests	0	8,243	0
Offering expenses capitalized for the issuance of shares of a subsidiary included in accrued expenses and other current liabilities	$ 0	$ 445	$ 0